PROPERTY AND EQUIPMENT (Schedule of Property and Equipment) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Buildings [Member] USD ($)	Dec. 31, 2013 Buildings [Member] CNY	Dec. 31, 2012 Buildings [Member] CNY	Dec. 31, 2013 Machinery [Member] USD ($)	Dec. 31, 2013 Machinery [Member] CNY	Dec. 31, 2012 Machinery [Member] CNY	Dec. 31, 2013 Office equipment [Member] USD ($)	Dec. 31, 2013 Office equipment [Member] CNY	Dec. 31, 2012 Office equipment [Member] CNY	Dec. 31, 2013 Motor vehicles [Member] USD ($)	Dec. 31, 2013 Motor vehicles [Member] CNY	Dec. 31, 2012 Motor vehicles [Member] CNY
Property, Plant and Equipment [Line Items]
Property and equipment	$ 93,725	567,383	453,023		$ 76,028	460,253	345,359	$ 4,382	26,525	21,620	$ 62,049	18,556	15,388	$ 10,250	62,049	70,656
Less: accumulated depreciation	(21,004)	(127,156)	(115,724)
Property and equipment, net	72,721	440,227	337,299
Construction in progress	54,234	328,322	223,401
Total	126,955	768,549	560,700
Depreciation expenses	4,081	24,704	23,328	16,560
Interest expense capitalized in construction in process	$ 1,269	7,684	10,966